Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Components of the Capital Contributions
The composition of the administrative costs allocated to the Company, including stock-based compensation, cash advances and contribution by Amprius Holdings, which are all treated as contributions and shown as increase in additional paid-in
capital in the accompanying consolidated statements of stockholders’ equity, were as follows during the periods presented (in thousands):

	Year ended December 31,
	2022	2021
Contributions attributed to stock-based compensation	$380	$1,473

Capital contributions consisting of:
Allocation of administrative costs	295	396
Cash	210	19,715

Total capital contributions	505	20,111

Total contributions from Amprius Holdings	$885	$21,584